Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of carrying amount and estimated fair values of our exchangeable notes as well as current and long-term debt
The following table presents carrying amounts and estimated fair values of current and long-term debt, and the available-for-sale bond investment and its related bond derivative:

	Predecessor
	Carrying amount at December 31, 2012	Estimated Fair Value Using Input Type
		Quoted prices in active markets	Observable	Unobservable	Total estimated fair value
	(in millions)
Current and long-term debt	$23,569	$17,506	$6,118	$3,104	$26,728

	Successor
	Carrying amount at December 31, 2012	Estimated Fair Value Using Input Type
		Quoted prices in active markets	Observable	Unobservable	Total estimated fair value
	(in millions)
Bond investment	$2,929	$—	$—	$2,929	$2,929
Bond derivative	$175	$—	$—	$175	$175

	Carrying amount at December 31, 2013	Estimated Fair Value Using Input Type
		Quoted prices in active markets	Observable	Unobservable	Total estimated fair value
	(in millions)
Current and long-term debt	$32,485	$27,000	$5,356	$1,389	$33,745

	Carrying amount at March 31, 2014	Estimated Fair Value Using Input Type
		Quoted prices in active markets	Observable	Unobservable	Total estimated fair value
	(in millions)
Current and long-term debt	$32,277	$27,516	$5,421	$1,262	$34,199

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following is a reconciliation of recurring unobservable assets:

	Successor
	Balances as of December 31, 2012	Net purchases	Conversion of Convertible Bond	Accretion of bond discount recognized as interest income	Change in value of derivative	Realization of Gain on Bond recognized in other income, net	Transfers In (Out) of Unobservable Inputs	Balances as of December 31, 2013
	(in millions)
Bond investment	$2,929	$—	$(3,100)	$12	$—	$159	$—	$—
Bond derivatives	$175	$—	$—	$—	$(175)	$—	$—	$—